Condensed Consolidated Statements of Operations (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Revenues:
Lease rental income	$ 198,718	$ 169,244
Trading container margin	862	2,166
Gain on sale of owned fleet containers, net	15,913	12,358
Operating expenses:
Depreciation expense	72,444	65,806
Amortization expense	49	800
General and administrative expense	11,527	10,900
Bad debt expense (recovery), net	477	(1,127)
Container lessee default expense (recovery), net	120	(3,968)
Total operating expenses	101,309	92,703
Income from operations	114,716	92,101
Other (expense) income:
Interest expense	(35,309)	(29,106)
Debt termination expense		(267)
Realized loss on financial instruments, net		(2,956)
Unrealized (loss) gain on financial instruments, net	(207)	3,192
Other, net	113	152
Net other expense	(35,403)	(28,985)
Income before income taxes	79,313	63,116
Income tax expense	(1,639)	(1,066)
Net income	77,674	62,050
Less: Dividends on preferred shares	4,969
Net income attributable to common shareholders	$ 72,705	$ 62,050
Net income attributable to common shareholders per share:
Basic	$ 1.50	$ 1.24
Diluted	$ 1.47	$ 1.22
Weighted average shares outstanding (in thousands):
Basic	48,403	50,150
Diluted	49,303	50,865
Owned Fleet
Revenues:
Lease rental income	$ 186,077	$ 154,423
Operating expenses:
Direct container expense - owned fleet	5,519	6,797
Managed Fleet
Revenues:
Lease rental income	12,641	14,821
Operating expenses:
Distribution expense to managed fleet container investors	11,173	13,495
Management Fees - Non-Leasing
Revenues:
Revenue	532	1,036
Trading Containers
Revenues:
Revenue	7,618	7,611
Cost of trading containers sold	$ (6,756)	$ (5,445)